Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash		$ 7,244,941	$ 558,386
Accounts receivable, net		257,638	767,014
Contract assets		253,351	80,663
Contract costs		19,163
Prepayments and other current assets		16,856	24,257
Total current assets		7,865,193	1,437,600
Non-current assets
Property and equipment, net		18,843	22,826
Operating lease right-of-use assets		91,388	7,075
Deferred initial public offering (“IPO”) costs			961,964
Deferred tax assets, net		9,055	11,398
Total assets		8,006,374	2,462,702
Current liabilities
Accounts payable		451,208	752,485
Contract liabilities		11,431	14,383
Current maturities of long-term bank borrowings		164,741	151,544
Income tax payable		125,288	120,036
Accrued expenses and other current liabilities		115,127	51,832
Total current liabilities		953,467	1,132,710
Non-current liabilities
Long-term bank borrowings, non-current		80,643	237,325
Total liabilities		1,041,386	1,370,035
Shareholders’ equity
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 12,977,354 and 10,714,286 ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively*	[1]	6,710,390	1,000
Additional paid-in capital		1,339,286	1,339,286
Accumulated deficit		(1,102,217)	(247,290)
Accumulated other comprehensive income (loss)		17,529	(329)
Total shareholders’ equity		6,964,988	1,092,667
Total liabilities and shareholders’ equity		8,006,374	2,462,702
Related Party
Current assets
Due from a related party		65,946
Prepayments – related parties		7,298	7,280
Non-current assets
Rental deposits – related parties		21,895	21,839
Current liabilities
Due to related parties		46	35,167
Operating lease liabilities, related parties, current		85,626	7,263
Non-current liabilities
Operating lease liabilities, related parties, non-current		$ 7,276

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.